|------------------------------|
                                               |         OMB APPROVAL         |
                                               |------------------------------|
                                               |OMB Number:          3235-0582|
                                               |------------------------------|
                                               |Expires:        March 31, 2012|
                                               |------------------------------|
                                               |Estimated average burden hours|
                                               |per response. .  9.6          |
                                               |------------------------------|


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number:  811-8519


Federated Core Trust

(Exact name of registrant as specified in charter)


4000 Ericsson Drive
Warrendale, PA  15086-7561
(Address of principal executive offices)(Zip code)


John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Name and address of agent for service)


 Registrant's telephone number, including area code: 412-288-1900

 Date of reporting period:  7/1/2008 - 6/30/2009



ITEM 1.  PROXY VOTING RECORD.


HIGH YIELD BOND PORTFOLIO
FEDERATED INFLATION-PROTECTED SECURITIES CORE FUND
FEDERATED MORTGAGE CORE PORTFOLIO
FEDERATED ENHANCED DURATION ACTIVE CASH CORE FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the above-named funds were entitled to vote.



END NPX REPORT



                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



 (Registrant)           Federated Core Trust


 By                        /s/John B. Fisher

 (Signature and Title)*    John B. Fisher
                           President Principal Executive Officer

 Date:                     August 24, 2009

* Print the name and title of each signing officer under his or her signature.